Total Invested Assets and Related Net Investment Income - Cash, Cash Equivalents and Short-term Securities (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair Value Measurement [Abstract]
Cash	$ 2,089	$ 1,504
Cash equivalents	5,209	4,592
Short-term securities	2,208	2,794
Cash, cash equivalents and short-term securities	9,506	8,890
Less: Bank overdraft, recorded in Other liabilities	104	140
Net cash, cash equivalents and short-term securities	$ 9,402	$ 8,750